Financial instruments and financial risk management - Disclosure of detailed information about financial liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Amortized cost:
Trade payables and accrued liabilities	$ 130,699	$ 383,785
Lease obligation	217,394	293,464
Loan	40,000	0
Financial liabilities	$ 388,093	$ 677,249